Summary of significant accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
The significant accounting policies used in the preparation of these financial statements are as follows:

Principles of consolidation

The financial statements of the Company consolidate the accounts of B2Gold and its subsidiaries. All intercompany transactions, balances, and unrealized gains and losses from intercompany transactions are eliminated on consolidation.

The Company’s most significant wholly-owned and partially owned subsidiaries are presented below:

		% interest

-	Fekola SA (“Fekola”)	80
-	B2Gold Namibia (Pty) Ltd. (“Otjikoto”)	90
-	Philippines Gold Processing & Refining Corporation (“Masbate”)	100
-	Filminera Resources Corporation ("Masbate")	40

Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is obtained by B2Gold and are de-consolidated from the date that control ceases.

The Company holds its interest in the Masbate Gold Project (which operates the Masbate Mine) through two indirectly-owned subsidiaries. B2Gold has a 100% interest in Philippines Gold Processing & Refining Corporation (“PGPRC”) and a 40% interest in Filminera Resources Corporation (“FRC”). The remaining 60% interest in FRC is held by a Philippines-registered company that is owned by a Philippine shareholder. The Company consolidates the Masbate Gold Project as a result of its ownership interests and the contractual relationship between the entities. FRC owns the majority of the Masbate Gold Project tenements. PGPRC owns the process plant and is responsible for the sale of all gold. PGPRC and FRC have a contractual relationship, which includes PGPRC purchasing all of the ore production from FRC at a price equal to the cost for the ore plus a predetermined margin. For accounting purposes, this contractual relationship gives the Company control to consolidate FRC.

The Company’s 50% interest in the Gramalote Property located in Colombia operates as an incorporated joint arrangement with AngloGold Ashanti Limited (“AngloGold”). This joint arrangement is accounted for as a joint operation. The Company and AngloGold jointly control the operations of the Gramalote Property. The Company recognizes its share of the assets and liabilities of this joint operation.
The Company's interest in Calibre is accounted for as an investment in associate. The Company does not control this entity, but does exert significant influence over its operations. The Company accounts for its interest in this associate using the equity method.

The Company's interest in BeMetals is also accounted for as an investment in associate (Note 8). The Company does not control this entity, but does exert significant influence over its operations. The Company accounts for its interest in this associate using the equity method.

The Company established a trust arrangement under its Incentive Plan (Note 12) for the benefit of its directors, officers, employees and service providers. The Company consolidates this trust as it has the power to control its financial and operating policies and obtain the benefits from its activities.

Investments in joint arrangements and associates

A joint arrangement is a contractual arrangement whereby two or more parties undertake an economic activity that is subject to joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Company considers whether a joint arrangement is a joint operation or joint venture. The parties to a joint operation have the rights to the underlying assets and are exposed to the underlying liabilities of the joint arrangement. The Company accounts for investment in joint operations by recognizing its share of the operations underlying assets, liabilities, revenues and expenses. The parties to a joint venture have an interest in the underlying net assets of the joint arrangement. Investments in joint ventures are accounted for using the equity method. The equity method involves recording the initial investment at cost. Additional funding into an investee is recorded as an increase in the carrying value of the investment. The carrying amount is adjusted by the Company’s share of post-acquisition net income or loss, dilution gains or losses (resulting from changes in ownership interest), depreciation or amortization.

An associate is an entity over which the Company has significant influence, but not control. Investments in associates are also accounted for using the equity method.

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the group's entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s presentation currency. The Company’s mining operations operate within an economic environment where the functional currency is the United States dollar. References to "$" or "US$" are to United States dollars, while references to "Cdn. $" are to Canadian dollars and "Aus. $" are to Australian dollars.

Transactions and balances

Transactions denominated in foreign currencies are translated into the United States dollar as follows:

•Monetary assets and liabilities are translated at the rates of exchange at the Consolidated Balance Sheet date;
•Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date;
•Revenue and expenses are translated at the exchange rate at the date of the transaction, except depreciation, depletion and amortization, which are translated at historical exchange rates, and share-based compensation expense, which is translated at the rates of exchange applicable at the date of grant of the share-based compensation; and
•Exchange gains and losses on translation are included in earnings. When the gain or loss on certain non-monetary items, such as long-term investments classified as fair value through other comprehensive income (“OCI”) is recognized in OCI, the translation differences are also recognized in OCI.
Group companies

For any subsidiaries or joint ventures whose functional currency differs from the United States dollar, balances and transactions are translated into the United States dollar as follows:

•Assets and liabilities are translated at the rates of exchange at the Consolidated Balance Sheet date;
•Revenue and expenses are translated at average exchange rates throughout the reporting period or at rates that approximate the actual exchange rates; items such as depreciation are translated at the monthly average exchange rate; and
•Exchange gains and losses on translation are included in OCI.

The exchange gains and losses are recognized in earnings upon the substantial disposition, liquidation or closure of the entity that gave rise to such amounts.

Financial instruments

The Company recognizes financial assets and liabilities on the Consolidated Balance Sheet when the Company becomes party to the contractual provisions of the instrument.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents are classified as financial assets and subsequently measured at amortized cost.

Accounts receivable, accounts payable and accrued liabilities

Accounts receivable, accounts payable and accrued liabilities are non-interest bearing and are initially measured at fair value, subsequently recorded at amortized cost which approximates fair value due to the short term to maturity. Where necessary, accounts receivable are net of expected credit losses. Accounts receivable are classified as financial assets subsequently measured at amortized cost and accounts payable and accrued liabilities are classified as financial liabilities and subsequently measured at amortized cost.

Long-term investments

Equity investments in entities that are not subsidiaries, joint ventures or investments in associates are designated as fair value through profit and loss ("FVTPL") unless they are irrevocably designated, on an individual basis, as fair value through other comprehensive income ("FVOCI"). These investments are measured at fair value on acquisition and at each reporting date. Any unrealized holding gains and losses related to long-term investments designated as FVOCI are excluded from net earnings and are included in OCI. Upon disposal, any accumulated gains and losses remain in equity.

Lease liabilities

Lease liabilities are interest bearing and are initially measured at the present value and subsequently recorded at amortized cost.

Debt

The Company initially recognizes all financial liabilities at fair value and classifies them as subsequently measured at either FVTPL or amortized cost, as appropriate. For debt subsequently measured at amortized cost, the effective interest rate method is used. Debt classified as FVTPL is measured at fair value on each financial period-end date with gains and losses flowing through the Consolidated Statement of Operations. For debt that is optionally classified as FVTPL, the part of the fair value change related to the Company’s own credit risk is recorded in OCI rather than the Consolidated Statement of Operations.

Derivative instruments

Derivative instruments, including embedded derivatives, are recorded at FVTPL and accordingly recorded at fair value on the Consolidated Balance Sheet with changes in the fair value being recognized as gains or losses in the Consolidated Statement of Operations. Fair values for derivative instruments are determined using valuation techniques, using assumptions based on market conditions existing at the balance sheet date.
Impairment of financial assets held at amortized cost

At each reporting date, the Company measures the loss allowance for financial assets held at amortized cost at an amount equal to the lifetime expected credit losses if the credit risk on the financial assets has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial assets has not increased significantly since initial recognition, the Company measures the loss allowances for the financial assets at an amount equal to twelve month expected credit losses.

Derecognition of financial assets

Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized within other non-operating income. Accumulated gains or losses on financial assets classified as FVOCI remain within accumulated other comprehensive income.

Inventories

Gold and silver bullion, in-process and stockpile inventories are recorded at the lower of average cost and net realizable value. The cost of finished goods and work-in-progress comprises raw materials, direct labour, and other direct costs, as well as stripping in the production stage and related production overheads (based on normal operating capacity) including applicable depreciation on property, plant and equipment. Net realizable value is the estimated selling price less applicable selling expenses and cost to complete.

When inventories have been written down to net realizable value, a new assessment of net realizable value is made in each subsequent period. If the circumstances that caused the write down no longer exist, the amount of the write down on inventory not yet sold is reversed.

Materials and supplies inventories are valued at the lower of average cost and net realizable value. Cost includes acquisition, freight and other directly attributable costs.

Mining interests

Mining interests include property, plant and equipment, mineral properties and mine development costs, deferred stripping, exploration and evaluation expenditures, capitalized borrowing costs and impairment.

Property, plant and equipment

Property, plant and equipment are recorded at cost. Repairs and maintenance expenditures are charged to operations; major improvements and replacements which extend the useful life of an asset are capitalized. Property, plant and equipment are amortized over the life of the mine using the units-of-production (“UOP”) method based on the recoverable ounces from the estimated proven and probable reserves and a portion of the measured and indicated resources that are reasonably expected to be converted to proven and probable reserves. Mobile equipment, tailings dams and other equipment are depreciated on a straight-line basis over three to six years as appropriate, net of residual value. The Company allocates the amount initially recognized in respect of an item of property, plant and equipment to its significant components and depreciates separately each component part. Residual values, method of amortization and useful lives of the assets are reviewed annually and adjusted if appropriate.

Mineral property and mine development costs

Mineral property and mine development costs are stated at cost less accumulated depreciation and impairment losses. When production commences, these costs are amortized using the UOP method, based on recoverable ounces from the estimated proven and probable reserves plus a portion of measured and indicated resources that are reasonably expected to be converted to proven and probable reserves.

Capitalization of development costs incurred ceases when the mine is capable of operating in the manner intended by management. The Company applies judgement in its assessment of when a mine is capable of operating in the manner intended by management which takes account of the design of the mine and the nature of the initial commissioning phase of the mine. During the commissioning phase of a new mine, pre-production expenditures, net of incidental revenue, are capitalized to plant and equipment.
In accordance with the amendments to IAS 16, Property, plant and equipment, for new mines commissioned on or after January 1, 2022, revenues and the associated cost of production for any items produced during the commissioning phase are recognized in the Consolidated Statement of Operations. Early adoption of the standard is also permitted, but the Company has chosen not to early adopt. The Company has determined there is no retrospective impact from the adoption of the standard.

Non-recoverable costs for projects determined not to be commercially feasible are expensed in the period in which the determination is made or when the carrying value of the project is determined to be impaired.

Deferred stripping

Stripping costs incurred during the production phase of a mine are considered production costs and are included in the cost of inventory produced during the period in which stripping costs are incurred, unless the stripping activity can be shown to be a betterment of the mineral property. Betterment occurs when stripping activity increases future output of the mine by providing access to additional reserves. Stripping costs incurred to provide access to the ore body for extraction are capitalized as mine development costs and are amortized on a UOP basis over the reserves and resources to which they relate.

Exploration and Evaluation Expenditures

The Company defers the cost of acquiring, maintaining its interest, exploring and evaluating a mineral property as exploration and evaluation until a decision to develop, abandon or sell the property is made. Once the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, exploration and evaluation expenditures are reclassified to “mineral properties and mine development costs”. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no future economic value. Exploration costs that do not relate to any specific property are expensed as incurred.

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to:

•The extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document;
•The results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
•The status of environmental permits; and
•The status of mining leases or permits.

In addition, commercial viability is deemed to be achieved when the Company determines that the project will provide a satisfactory return relative to its perceived risks. Ore reserves and resources may be declared for an undeveloped mining project before its commercial viability has been fully determined. Evaluation costs may continue to be capitalized during the period between declaration of reserves and approval to mine as further work is undertaken in order to refine the development case to maximize the project’s returns.

Borrowing costs

Borrowing costs attributable to the acquisition or construction of qualifying assets, which take a substantial period of time to make ready for their intended use are added to the cost of the assets, until such time as the assets are substantially complete and ready for their intended use. The amount of borrowing costs capitalized cannot exceed the actual amount of borrowing costs incurred in a period. All other borrowing costs are expensed in the period in which they are incurred.

Impairment and reversals of impairment

The carrying amounts of long-lived assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of the impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount and is recorded as an expense in the Consolidated Statement of Operations.

The recoverable amount is the higher of an asset’s “fair value less costs of disposal” ("FVLCD") and “value-in-use”. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which the asset belongs is determined. FVLCD is determined as the amount that would be obtained from the sale of the asset less costs of disposal in an arm’s length transaction between knowledgeable and willing parties. For mining assets this would generally be determined based on the present value of the estimated future cash flows arising from the continued development, use or eventual disposal of the asset. In assessing these cash flows and discounting them to the present value, assumptions used are those that an independent market participant would consider appropriate. In assessing “value-in-use”, the estimated future cash flows expected to arise from the continuing use of the assets in their present form and from their disposal are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset.

Impairment losses are evaluated for potential reversals when events or circumstances warrant such consideration. Where an impairment loss is subsequently reversed, the amount of such reversal is limited such that the revised carrying amount of the asset or cash-generating unit does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in the prior years. A reversal of an impairment loss is recognized into earnings immediately.